MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED NOVEMBER 30, 2022

Michael J. Sheyker, CFA, has been named a portfolio manager of Municipal Total Return Managed Accounts Portfolio. Martin J. Doyle, CFA, will continue to serve as a portfolio manager for the Portfolio.

Michael J. Sheyker CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry when he joined NAM in 1988. He served as a senior research analyst specializing in the transportation and public power sectors before assuming portfolio management responsibilities in 2004.

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FOR FUTURE REFERENCE

MGN-MAPPRO-1023P

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2022

1.

Michael J. Sheyker, CFA, has been added as a portfolio manager of Municipal Total Return Managed Accounts Portfolio. Martin J. Doyle, CFA, will continue to serve as portfolio manager for the Portfolio.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Manager – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Michael J. Sheyker*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of August 31, 2023.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Manager – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Michael J. Sheyker*	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSAI-1023P